Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes
Schedule of income tax expense (benefit)

	2025	2024
Current:
Federal	$—	$35,088
State	700	—
Foreign	1,849	1,278
Total current income tax	2,549	36,366

Deferred:
Federal	15,401	(15,401)
State	—	—
Foreign	—	—
Total deferred tax	15,401	(15,401)
Total income tax expense	$17,950	$20,965

Reconciliation between domestic and international earnings (loss) before income taxes

	2025	2024
Domestic	$(17,127,042)	$(1,374,250)
International	(10,871,649)	(10,090,195)
Net loss before income taxes	$(27,998,691)	$(11,464,445)

Reconciliation between the effective income tax rate and the federal statutory income tax rate

	2025		2024
Federal tax at statutory rate	$(5,879,725)	21.0%	$(2,407,533)	21.0%
Permanent book/tax differences	1,317,897	(4.7)	676,297	(5.9)
Return to provision adjustments	1,392,136	(5.0)	(65,996)	0.6
Difference in tax rates	(539,994)	1.9	(586,767)	5.1
Impact of Canadian dollar exchange rate changes	(1,013,116)	3.6	1,560,416	(13.6)
Change in valuation allowance	4,740,752	(16.9)	844,548	(7.4)
Total tax expense	$17,950	(0.1)%	$20,965	(0.2)%

Summary of significant components of the deferred tax assets and liabilities

	2025	2024
Deferred tax assets:
R&D expenses	$3,485,406	$3,380,350
Net operating loss carryforwards	17,547,661	13,401,755
Tax credit carryforwards	2,445,772	3,133,678
Operating lease liabilities	498,400	239,253
Stock based compensation	502,016	—
R&D intangible tax pool section 174	622,270	—
Other	93,988	73,668
Total gross deferred tax assets	25,195,513	20,228,704
Valuation allowance	(24,640,726)	(19,821,008)
Total deferred tax assets, net of valuation allowance	554,787	407,696

Deferred tax liabilities
Property and equipment	(94,585)	(60,460)
Intangible assets	(27,892)	(96,660)
Right of use assets	(432,310)	(176,333)
Convertible debt	—	(740,196)
Total gross deferred tax liabilities	(554,787)	(1,073,649)
Net deferred tax liabilities	$—	$(665,953)